RESULTS FROM OPERATING ACTIVITIES - Administration expenses and other costs (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Share based payment expenses	R (224.1)	R (21.4)	R (17.2)
Cash settled Long-Term Incentive ("LTI") scheme	(218.1)	(21.4)	(17.2)
Equity settled Long-Term Incentive ("LTI") scheme	(6.0)	0.0	0.0
Transactions costs	(1.4)	0.0	(9.0)
Loss on disposal of property, plant and equipment	R 0.0	R 0.0	R (0.6)